RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
NOTE 15:	RELATED PARTY TRANSACTION

According to the Company's agreement with Izhak Nakar, the previous chairman of the board, in consideration for his services to the Company worldwide, the chairman of the board will be entitled to compensation in the amount of US $ 28.1 plus VAT per month ("the consulting fees"). This amount was reduced to US  $ 25.3 plus VAT per month, during the months of April to December 2016.  The arrangement expired in June 2017.

During 2015, 2016, 2017 the previous chairman of the board has been entitled to compensation, including the bonus, on the amount of $323, $359 and $197, respectively for his consulting fees.